Label	Element	Value
Amplify Tokenization Technology ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Amplify Tokenization Technology ETF | Grayscale Chainlink Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%
Amplify Tokenization Technology ETF | Bitwise Solana Staking ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Amplify Tokenization Technology ETF | Bitwise XRP ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Amplify Tokenization Technology ETF | Invesco Government & Agency Portfolio - Institutional Class [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Amplify Tokenization Technology ETF | Industrial & Commercial Bank of China Ltd. - Class H [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Amplify Tokenization Technology ETF | Blackrock, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Amplify Tokenization Technology ETF | Ping An Insurance Group Co. of China Ltd. - Class H [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Amplify Tokenization Technology ETF | Akamai Technologies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Amplify Tokenization Technology ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%